11. Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 37,747	$ 26,746
Less: accumulated depreciation	(3,636)	(5,505)
Property plant and equipment, net before construction in progress and impairment	34,111	21,241
Impairment of property, plant and equipment	(2,328)	(91)
Property plant and equipment, net	31,783	21,150
P V Solar Systems [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	32,288	24,375
Bitcoin Mining Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	4,045	0
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	586	517
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	468	489
Computers [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	173	1,177
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 187	$ 188